Note 16: Subsequent Events: Subsequent Event Executive Compensation (Tables)	Jan. 12, 2016
Tables/Schedules
Subsequent Event Executive Compensation
	Deferred Compensation	Share Price (1)	Number of Shares
Keith White	$130,065.96	$0.00426	30,531,915
Jeff Stockdale	$180,065.96	$0.00426	42,269,005